Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of trade and other receivables
	2022	2021
	£	£
Other receivables	56,264	-
VAT owed to the Group	27,055	70,650
Prepaid clinical trial costs	307,519	336,770
Other prepayments	528,618	474,533
	919,456	881,953